Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	3 Months Ended				6 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares	$ 12.89		$ 13.84		$ 12.89	$ 13.84
Fair value of options issued during the year | $		$ 3		$ 3